Expense Example	Aug. 28, 2025 USD ($)
Steward Covered Call Income Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 695
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,273
Expense Example, with Redemption, 10 Years	2,122
Steward Covered Call Income Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	2,291
Steward Covered Call Income Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,294
Steward Covered Call Income Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,432
Steward Equity Market Neutral Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	808
Expense Example, with Redemption, 3 Years	1,292
Expense Example, with Redemption, 5 Years	1,801
Expense Example, with Redemption, 10 Years	3,192
Steward Equity Market Neutral Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	428
Expense Example, with Redemption, 3 Years	1,001
Expense Example, with Redemption, 5 Years	1,698
Expense Example, with Redemption, 10 Years	3,364
Steward Equity Market Neutral Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	2,462
Steward Equity Market Neutral Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	228
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,585
Steward Global Equity Income Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	695
Expense Example, with Redemption, 3 Years	950
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,005
Steward Global Equity Income Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,085
Expense Example, with Redemption, 10 Years	2,147
Steward Global Equity Income Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,114
Steward Global Equity Income Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,230
Steward Values Enhanced International Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	882
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	1,757
Steward Values Enhanced International Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	957
Expense Example, with Redemption, 10 Years	1,883
Steward Values Enhanced International Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	816
Steward Values Enhanced International Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	948
Steward Large Cap Core Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	917
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	1,939
Steward Large Cap Core Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,045
Steward Large Cap Core Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,040
Steward Large Cap Core Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,116
Steward Large Cap Growth Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,166
Expense Example, with Redemption, 10 Years	1,899
Steward Large Cap Growth Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,012
Steward Large Cap Growth Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	963
Steward Large Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,083
Steward Large Cap Value Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,207
Expense Example, with Redemption, 10 Years	1,998
Steward Large Cap Value Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	605
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	2,126
Steward Large Cap Value Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,094
Steward Large Cap Value Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,213
Steward Select Bond Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	469
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,503
Steward Select Bond Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	1,807
Steward Select Bond Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	732
Steward Select Bond Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	865
Steward Values Enhanced Large Cap Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	1,569
Steward Values Enhanced Large Cap Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	873
Expense Example, with Redemption, 10 Years	1,705
Steward Values Enhanced Large Cap Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	634
Steward Values Enhanced Large Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	756
Steward Values Enhanced Small-Mid Cap Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	654
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	1,536
Steward Values Enhanced Small-Mid Cap Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	516
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	1,722
Steward Values Enhanced Small-Mid Cap Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	659
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	$ 792